Income Taxes (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the federal statutory income tax rate to the effective tax rate
Federal tax statutory rate			35.00%	34.00%	34.00%
State tax (net of federal benefit)			0.70%	1.00%	2.10%
Qualified subsidiary election			(3.80%)	(11.00%)	0.00%
Research and development credit			(0.30%)	(0.90%)	(2.80%)
Valuation allowance against deferred tax assets			3.80%	7.30%	13.80%
Foreign rate differential			(0.70%)	(1.70%)	(2.90%)
Tax reserves			0.00%	2.30%	0.00%
Domestic manufacturing deduction			(1.70%)	(1.90%)	(2.10%)
Provision to return			(0.10%)	0.50%	(0.60%)
Miscellaneous			(0.10%)	0.70%	1.30%
Effective income tax rate	32.40%	33.00%	32.80%	30.30%	42.80%